Consolidated Balance Sheets Details Consolidated Balance Sheet Details - Long-Term Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Long-Term Receivables [Abstract]
License receivable	$ 25	$ 0
Loans Receivable, Gross, Commercial, Mortgage	0	7
Long-term receivables	25	$ 7
Receivable with Imputed Interest, Face Amount	$ 27
Receivable with Imputed Interest, Effective Yield (Interest Rate)	0.00%